Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain aspects of the Company’s financial performance. For further information regarding our executive compensation programs, the metrics the Compensation Committee used to set executive compensation for 2024 (which are different than the financial metrics we are required to include in the tables and discussion below) and our pay versus performance philosophy, please refer to “Executive Compensation” starting on page 32 of this Proxy Statement.
The following sets forth the tabular pay versus performance disclosure according to SEC regulations.

Year(1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to non-PEO Named Executive Officers ($)(3)	Value of Initial Fixed $100 Investment at December 31 Based On:	Net Income (000’s)
					Total Shareholder Return
2024	$2,790,482	$975,752	$1,276,493	$987,048	$49.08	$2,839
2023	$2,946,845	$2,942,884	$890,685	$816,344	$200.52	$6,154

(1)
For 2024, Michael Connors was our PEO, and Michael Sherrick and Todd Lavieri were our Non-PEO Named Executive Officers. For 2023, Michael Connors was our PEO and Humberto Alfonso, Michael Sherrick Todd Lavieri and Thomas Kucinski were our Non-PEO Named Executive Officers. For 2022, Michael Connors was our PEO and Humberto Alfonso, Todd Lavieri and Thomas Kucinski were our Non-PEO Named Executive Officers.

(2)
For Mr. Connors, the following amounts were added and deducted to the Summary Compensation Table (SCT) amount to determine the ‘compensation actually paid’ as determined in accordance with SEC regulations.

Year	SCT Total	Stock Awards Granted during Year and included in SCT	Year-End Fair Value of Stock Awards Granted during Year and that Remain Unvested	Change in Fair Value of Equity Awards Unvested at Prior Year End and at Year End	Change in Fair Value of Equity Awards Unvested at Prior Year End that Vested during Year	Forfeitures	Total
2024	$2,790,482	($1,754,285)	$1,609,136	($836,100)	($354,498)	($478,983)	$975,752
2023	$2,946,845	($1,021,146)	$2,021,143	$78,375	$39,619	($1,121,952)	$2,942,884

(3)
For Messrs. Sherrick, Lavieri, Kucinski and Alfonso, the following amounts were added and deducted to the Summary Compensation Table (SCT) amount to determine the “average compensation actually paid” as determined in accordance with SEC regulations.

Year	SCT Total	Stock Awards Granted during Year and included in SCT	Year-End Fair Value of Stock Awards Granted during Year and that Remain Unvested	Change in Fair Value of Equity Awards Unvested at Prior Year End and at Year End	Change in Fair Value of Equity Awards Unvested at Prior Year End that Vested during Year	Forfeitures	Total
2024	$1,276,493	($599,743)	$629,977	($200,621)	($119,057)	—	$987,048
2023	$890,685	($404,003)	$531,793	$4,577	$4,768	($211,656)	$816,344

Our methodologies for determining the fair value of equity awards in our financial statements and in the Summary Compensation Table above are described in Note 17, “Stock Based Compensation Plans,” to our consolidated financial statements included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024, and in footnote (1) to the Summary Compensation Table. For purposes of calculating compensation actually paid in this section, awards of RSUs are valued at fiscal year-end dates and vesting dates based on the closing market price of our common stock at each such measurement date, based on target shares as adjusted at any vesting date for earned above-target shares or forfeitures.

Named Executive Officers, Footnote
(1)
For 2024, Michael Connors was our PEO, and Michael Sherrick and Todd Lavieri were our Non-PEO Named Executive Officers. For 2023, Michael Connors was our PEO and Humberto Alfonso, Michael Sherrick Todd Lavieri and Thomas Kucinski were our Non-PEO Named Executive Officers. For 2022, Michael Connors was our PEO and Humberto Alfonso, Todd Lavieri and Thomas Kucinski were our Non-PEO Named Executive Officers.

PEO Total Compensation Amount	$ 2,790,482	$ 2,946,845
PEO Actually Paid Compensation Amount	$ 975,752	2,942,884
Adjustment To PEO Compensation, Footnote
(2)
For Mr. Connors, the following amounts were added and deducted to the Summary Compensation Table (SCT) amount to determine the ‘compensation actually paid’ as determined in accordance with SEC regulations.

Year	SCT Total	Stock Awards Granted during Year and included in SCT	Year-End Fair Value of Stock Awards Granted during Year and that Remain Unvested	Change in Fair Value of Equity Awards Unvested at Prior Year End and at Year End	Change in Fair Value of Equity Awards Unvested at Prior Year End that Vested during Year	Forfeitures	Total
2024	$2,790,482	($1,754,285)	$1,609,136	($836,100)	($354,498)	($478,983)	$975,752
2023	$2,946,845	($1,021,146)	$2,021,143	$78,375	$39,619	($1,121,952)	$2,942,884

Non-PEO NEO Average Total Compensation Amount	$ 1,276,493	890,685
Non-PEO NEO Average Compensation Actually Paid Amount	$ 987,048	816,344
Adjustment to Non-PEO NEO Compensation Footnote
(3)
For Messrs. Sherrick, Lavieri, Kucinski and Alfonso, the following amounts were added and deducted to the Summary Compensation Table (SCT) amount to determine the “average compensation actually paid” as determined in accordance with SEC regulations.

Year	SCT Total	Stock Awards Granted during Year and included in SCT	Year-End Fair Value of Stock Awards Granted during Year and that Remain Unvested	Change in Fair Value of Equity Awards Unvested at Prior Year End and at Year End	Change in Fair Value of Equity Awards Unvested at Prior Year End that Vested during Year	Forfeitures	Total
2024	$1,276,493	($599,743)	$629,977	($200,621)	($119,057)	—	$987,048
2023	$890,685	($404,003)	$531,793	$4,577	$4,768	($211,656)	$816,344

Compensation Actually Paid vs. Total Shareholder Return
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain aspects of the Company’s financial performance. For further information regarding our executive compensation programs, the metrics the Compensation Committee used to set executive compensation for 2024 (which are different than the financial metrics we are required to include in the tables and discussion below) and our pay versus performance philosophy, please refer to “Executive Compensation” starting on page 32 of this Proxy Statement.

	Financial Metrics Year-Over-Year		Year-Over-Year Change In Comp Actually Paid
Year	TSR	Net Income	PEO Compensation	Non-PEO Compensation
2024	-25.3%	-55%	-66.8%	27.0%
2023	6.2%	-69%	1915.0%	41.2%

Approximately 70% of the total direct compensation of our PEO and 60% of the total direct compensation of our Non-PEOs is variable or “at risk” and therefore changes in share price can significantly impact “compensation actually paid”. The Compensation Committee believes that 2024 compensation decisions for the PEO and Non-PEOs are reflective of the Company’s overall operating, strategic, finance and stock price performance and thus aligned with shareholders.

Compensation Actually Paid vs. Net Income
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain aspects of the Company’s financial performance. For further information regarding our executive compensation programs, the metrics the Compensation Committee used to set executive compensation for 2024 (which are different than the financial metrics we are required to include in the tables and discussion below) and our pay versus performance philosophy, please refer to “Executive Compensation” starting on page 32 of this Proxy Statement.

	Financial Metrics Year-Over-Year		Year-Over-Year Change In Comp Actually Paid
Year	TSR	Net Income	PEO Compensation	Non-PEO Compensation
2024	-25.3%	-55%	-66.8%	27.0%
2023	6.2%	-69%	1915.0%	41.2%

Approximately 70% of the total direct compensation of our PEO and 60% of the total direct compensation of our Non-PEOs is variable or “at risk” and therefore changes in share price can significantly impact “compensation actually paid”. The Compensation Committee believes that 2024 compensation decisions for the PEO and Non-PEOs are reflective of the Company’s overall operating, strategic, finance and stock price performance and thus aligned with shareholders.

Total Shareholder Return Amount	$ 49.08	200.52
Net Income (Loss)	$ 2,839,000	$ 6,154,000
PEO Name	Michael Connors	Michael Connors
Additional 402(v) Disclosure
Pay Versus Performance Alignment
In linking pay and performance, the Compensation Committee intends to align executive pay with stockholders’ interests. A substantial portion of compensation is determined by the creation of stockholder value. In addition to adopting share ownership guidelines that are described elsewhere in this Proxy Statement, ISG focuses on the measures of revenue, adjusted EBITDA and total shareholder return. The values in the Pay Versus Performance table above show the impact of share price on the ‘actual compensation paid.’
In determining Named Executive Officer compensation for a particular year, the Compensation Committee conducts a broad review of ISG performance relative to budget plans and considers general market conditions. In addition, the Compensation Committee also considers performance against operating and strategic goals. We believe that this provides an appropriate holistic view of firm performance.

Increase (Decrease) in TSR, Percentage	(25.30%)	6.20%
Increase (Decrease) in Net Income, Percentage	(55.00%)	(69.00%)
PEO [Member]
Pay vs Performance Disclosure
Increase (Decrease) in CAP, Percentage	(66.80%)	1915.00%
Total Direct Variable Compensation, Percentage	70.00%
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,754,285)	$ (1,021,146)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,609,136	2,021,143
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(836,100)	78,375
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(354,498)	39,619
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (478,983)	$ (1,121,952)
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Increase (Decrease) in CAP, Percentage	27.00%	41.20%
Total Direct Variable Compensation, Percentage	60.00%
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (599,743)	$ (404,003)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	629,977	531,793
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(200,621)	4,577
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(119,057)	4,768
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (211,656)